Financial Instruments - Summary of Interest-Bearing Financial Instruments (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Carrying amount	₺ (104,340,259)	₺ (121,399,748)
USD | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	5.80%	3.90%
Carrying amount	₺ (5,900,103)	₺ (7,702,498)
EUR | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.50%	2.10%
Carrying amount	₺ (33,076,990)	₺ (37,272,708)